Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2023 and 2024, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Initial cost basis	2,474,037	2,140,511	293,249
Cumulative unrealized gains	82,746	72,296	9,905
Cumulative unrealized losses (including impairment)	(970,194)	(1,108,262)	(151,831)

Total carrying amount	1,586,589	1,104,545	151,323

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2022, 2023 and 2024 are as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	31,295	4,184	—	—
Gross unrealized losses (downward adjustments excluding impairment)	—	(8,211)	—	—

Net unrealized gains/(losses) on equity securities held	31,295	(4,027)	—	—
Net realized gains on equity securities sold	—	—	21,230	2,908

Total net gains/(losses) recognized	31,295	(4,027)	21,230	2,908

Schedule of Available-for-Sale Debt Investments Measured at Fair Value and Consist of Convertible Debt Instruments	Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option with no contractual maturity date.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Cost or Amortized cost	315,087	819,790	112,311
Gross unrealized gains	169,008	35,062	4,803
Gross unrealized losses	(18,089)	(65,870)	(9,024)

Fair value	466,006	788,982	108,090